Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes
Note 6 - Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

Free office space provided by chief executive officer

The Company has been provided office space by its chief executive officer Ardell Mees at no cost. Management has determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Share exchange agreement

On July 1, 2008 the Company executed a share exchange agreement with ADM Enterprises LLC whereby the Company acquired all of the outstanding stock of ADM Enterprises LLC for 10,000,000 newly issued shares of the Company’s common stock. As a result, ADM Enterprises LLC became a wholly owned subsidiary of the Company. The Company shares the same officers, Ardell Mees and Tammera Mees, with ADM Enterprises LLC. Since the share exchange agreement was between related parties, there was no goodwill or excess consideration recorded.

Employment Agreement

On January 3, 2013, the Company executed a 2 year employment agreement with Ardell D. Mees, the Company’s Chief Executive Officer and Chief Financial Officer. As compensation for services, Mr. Mees is to receive an annual base salary of $72,000. For the years ended December 31, 2014 and 2013 the Company accrued $72,000 in compensation expense to Mr. Mees in officer compensation. In the years ended December 31, 2014 and 2013, the Company made cash payments to Mr. Mees against his accrued salary in the amounts of $89,838 and $47,547.